Share Capital, textual 1 (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Treasury shares	113,076	113,076
Payment Of Tender Offer Preferred Stock Redemption	$ 24,890	$ 0	$ 0
Preferred Deemed Dividend	$ 2,146	$ 0	0
Preference shares authorized	20,000,000	20,000,000
Common Stock
Class of Stock [Line Items]
Number of shares to be repurchased		2,000,000
Preferred Stock
Class of Stock [Line Items]
Preferred Shares, Redemption Price Per Share	$ 25
Repurchase program amount			$ 20,000
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Repurchased shares	114,232
Preference shares outstanding	379,514	1,490,603
Preferred Stock Future Redemption Amount	$ 9,621
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares outstanding	2,300,000	2,300,000
Preferred Stock Future Redemption Amount	$ 58,305
Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preference shares outstanding	3,200,000	3,200,000
Preferred Stock Future Redemption Amount	$ 81,120
Series A Participating Preferred Stock
Class of Stock [Line Items]
Preference shares authorized	1,000,000
Private Placement | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		2,727,272
Private Placement | Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					800,000
June 2013 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares					$ 672
Payments of Stock Issuance Costs					463
Proceeds on issuance of preferred stock, net					$ 38,865
June 2013 public offering | Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					800,000
Share Price					$ 25
Preferred Shares, Dividend Rate Percentage					8.00%
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears					$ 2
Preferred Shares, Redemption Date					Jun. 30, 2016
Preferred Shares, Redemption Price Per Share					$ 25
Preferred Shares Conditions For Dividend Rate Increase	If the Company fails to comply with certain covenants as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2018, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2016 and 30% thereafter.
May 2014 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares				$ 1,744
Payments of Stock Issuance Costs				252
Proceeds on issuance of preferred stock, net				$ 55,504
May 2014 public offering | Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				2,300,000
Share Price				$ 25
Preferred Shares, Dividend Rate Percentage				8.00%
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears				$ 2
Preferred Shares, Redemption Date				May 31, 2019
Preferred Shares, Redemption Price Per Share				$ 25
June 2014 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares				$ 2,369
Payments of Stock Issuance Costs				211
Proceeds on issuance of preferred stock, net				$ 77,420
June 2014 public offering | Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				3,200,000
Share Price				$ 25
Preferred Shares, Dividend Rate Percentage				8.00%
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears				$ 2
Preferred Shares, Redemption Date				Jun. 30, 2019
Preferred Shares, Redemption Price Per Share				$ 25
December 2016 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares		$ 710
Payments of Stock Issuance Costs		379
Proceeds on issuance of common stock, net		$ 17,204
December 2016 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		15,640,000
Share Price		$ 1.1
April 2017 Tender offer
Class of Stock [Line Items]
Payment Of Tender Offer Preferred Stock Redemption	$ 24,891
Preferred Deemed Dividend	$ 2,146
April 2017 Tender offer | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	2,212,508
April 2017 Tender offer | Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Preferred Shares, Redemption Price Per Share	$ 22.5
Repurchased shares	1,106,254
Preference shares outstanding	1,485,768
Percentage of tender acceptance	74.46%